Premises, Equipment and Software - Schedule of Premises, Equipment and Software (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total premises, equipment and software	$ 961,257	$ 930,963
Less: Accumulated depreciation and amortization	(583,317)	(547,239)
Net premises, equipment and software	377,940	383,724
Land
Property, Plant and Equipment [Line Items]
Total premises, equipment and software	90,173	90,173
Buildings and improvements
Property, Plant and Equipment [Line Items]
Total premises, equipment and software	289,530	285,399
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total premises, equipment and software	136,585	95,259
Furniture, equipment and software
Property, Plant and Equipment [Line Items]
Total premises, equipment and software	427,000	395,549
Construction in progress
Property, Plant and Equipment [Line Items]
Total premises, equipment and software	$ 17,969	$ 64,583